Shareholder Fees	Mar. 01, 2026
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Core Bond Fund | Class S Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Limited Duration Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Large Cap Growth Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Large Cap Value Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Small Cap Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus International Equity Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Long/Short Equity Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus U.S. All Cap Index Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Knights of Columbus Real Estate Fund | Class S Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)